Document and Entity Information	Feb. 14, 2023
Cover [Abstract]
Entity Registrant Name	HF Sinclair Corp
Entity Address, State or Province	TX
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001915657
Document Type	8-K
Document Period End Date	Feb. 14, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41325
Entity Tax Identification Number	87-2092143
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	DINO
Entity Emerging Growth Company	false